Related Parties	12 Months Ended
Dec. 31, 2013
Related Parties [Abstract]
Related Parties

Note 16—Related Parties

Both the company’s and the Bank’s officers and directors and their related interests have various types of loans with the Bank. As of December 31, 2013 and 2012, the total of these related-party loans outstanding were $756 thousand and $1.6 million, respectively. New loans to officers and directors in 2013 and 2012 totaled $8 thousand and $897 thousand, respectively, and repayments in 2013 and 2012 amounted to $38 thousand and $953 thousand, respectively. Such transactions were made in the ordinary course of business on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.

Deposits of officers and directors as of December 31, 2013 and 2012 totaled $1.5 million and $2.2 million, respectively.

The company reimburses BankCap Partners Fund (“BankCap Partners”), parent company of a significant shareholder of the company, for certain expenses it incurs on behalf of the company. For the years ended December 31, 2013 and 2012, the company reimbursed BankCap Partners $6 thousand and $14 thousand, respectively, for travel expenses.